Intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	Intangible assets

	Goodwill	Intellectual property	Customer relationships and brands	Software	Patents	Licenses	Total	1.
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	1.
Balance at January 1, 2025	66,586	176,426	741	2,284	318	11,503	257,858
Acquisition of businesses	143,660	-	90,200	806	-	15,400	250,066
Additions	-	32,410	127	1,291	46	46,030	79,904
Measurement period adjustments	4,731	-	-	-	-	-	4,731
Reclassifications	(18,759)	18,759	-	-	-	-	-
Amortization charge	-	(2,026)	(5,871)	(460)	(17)	(1,508)	(9,882)
Impairments	-	-	-	-	-	(566)	(566)
Changes in provisions	6	(565)	-	-	-	-	(559)
Exchange differences	2,764	6,395	-	403	25	1,684	11,271
Balance at December 31, 2025	198,988	231,399	85,197	4,324	372	72,543	592,823
Cost	198,988	250,952	91,230	4,805	715	75,095	621,785
Accumulated amortization	-	(19,553)	(6,033)	(481)	(343)	(2,552)	(28,962)
Net book amount	198,988	231,399	85,197	4,324	372	72,543	592,823

	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)
Balance as at January 1, 2024	3,940	62,495	-	1,109	362	7,148	75,054
Acquisition of businesses	65,452	26,232	902	-	-	-	92,586
Additions	-	92,867	-	1,303	-	5,257	99,427
Reclassifications	52	-	-	-	-	(52)	-
Amortization charge	-	(2,589)	(142)	-	(30)	(300)	(3,061)
Impairments	-	475	-	-	-	-	475
Changes in provisions	-	993	-	-	-	-	993
Exchange differences	(2,858)	(4,047)	(19)	(128)	(14)	(550)	(7,616)
Balance at December 31, 2024	66,586	176,426	741	2,284	318	11,503	257,858
Cost	66,586	192,448	902	2,284	609	12,434	275,263
Accumulated amortization	-	(16,022)	(161)	-	(291)	(931)	(17,405)
Net book amount	66,586	176,426	741	2,284	318	11,503	257,858
Cash generating units
The allocation of intangible assets to each cash-generating unit ("CGU") is summarized below:

			2025	2024
Operating segment	Useful life	Product or business unit	US$'000	US$'000	1.
				(Recast)	1.
Precision Medicine	Definite and indefinite	TLX591-Px (Illuccix®)	2,511	4,304
Precision Medicine	Definite	TLX66-Px	513	475
Precision Medicine	Indefinite	TLX300-Px	134	-
Precision Medicine	Definite	Patents	372	318
Precision Medicine	Definite and indefinite	SENSEI	36,641	33,826
Precision Medicine	Indefinite	Dedicaid, QDOSE	3,091	2,300
Therapeutics	Indefinite	TLX101-Tx	1,356	1,209
Therapeutics	Indefinite	TLX090-Tx	92,762	92,762
Therapeutics	Indefinite	TLX591-Tx	12,079	11,195
Therapeutics	Indefinite	TLX66-Tx	10,902	10,629
Therapeutics	Indefinite	TLX300-Tx	4,560	4,226
Therapeutics	Indefinite	TLX400-Tx	11,771	-
Therapeutics	Indefinite	Telix Targeting Technology	66,970	-
Manufacturing Solutions	Indefinite	ARTMS	85,209	76,554
Manufacturing Solutions	Indefinite	RLS	143,660	-
Manufacturing Solutions	Definite	RLS	99,741	-
Manufacturing Solutions	Definite and indefinite	IsoTherapeutics	12,027	12,271
Manufacturing Solutions	Definite	Brussels South and Sacramento	8,524	7,789
			592,823	257,858
Goodwill is allocated to the CGUs outlined below.

	2025		2024
	US$'000		US$'000
CGU		1.	(Recast)
Brussels South and Sacramento	511		511
RLS	143,660		-
IsoTherapeutics	11,530		11,530
ARTMS	39,927		51,502
TLX101-Tx	849		716
TLX591-Px (Illuccix®)	2,511		2,327
Total goodwill allocated to CGUs	198,988		66,586
For the purposes of the annual impairment test outlined below, each RLS radiopharmacy is considered a separate CGU on the basis that each site incurs site-specific costs and generates independent cash flows.
Impairment test for goodwill and indefinite life intangible assets
Goodwill and indefinite life intangible assets are tested annually for impairment or more frequently if events or changes in circumstances indicate that the carrying value of cash-generating units containing indefinite-lived intangible assets and goodwill may be impaired. Potential impairment is identified by comparing the fair value of a cash-generating unit to its carrying value, including goodwill. At December 31, 2025, the Directors used a fair value less costs to sell approach to assess the carrying value of goodwill and indefinite life intangible assets. No impairment was recognized by the Group.
Key assumptions used for the fair value less costs to sell approach
The Group has identified the estimate of the recoverable amount as a significant judgment for the year ended
December 31, 2025. In determining the recoverable amount of goodwill and indefinite life intangible assets, the Group has used discounted cash flow forecasts and the following key assumptions (classified as level 3 inputs in the fair value hierarchy):
•discounted expected future cash flows for assets under development comprise of remaining costs to be incurred to marketing authorization and then span a further 10 years from marketing authorization. A terminal value with a declining growth rate, where appropriate, based on our view of the longer term growth profile of the asset is applied. This reflects the anticipated product life cycle, and includes cash inflows and outflows determined using further assumptions below
•discounted expected future cash flows for operating business within Manufacturing Solutions span 10 years after which a terminal value using a long term growth rate of 5% (2024: 5%) is applied, and cash inflows and outflows determined using further assumptions below
•asset specific risk adjusted post-tax discount rates which range from – 11.7% to 15.0% (2024: 12.5%)
•regulatory/marketing authorization approval dates, these are re-assessed in conjunction with Senior Management and Commercial teams
•expected sales volumes, these are determined by applying a target market share to cancer incidence rates across various countries, sourced from data provided by the World Health Organization’s International Agency for Research
on Cancer
•net sales price per unit, for commercialized products forecast average selling price is used and for products in development a target sales price is used
•approval for marketing authorization probability success factor, this varies depending on the clinical trial stage of each program and is generally based on internal or external clinical research or publically available industry data
•in relation to cash outflows consideration has been given to cost of sales, selling and marketing expenses, general and administration costs and the anticipated research and development costs to reach commercialization.
Associated expenses such as royalties, milestone payments and license fees are included, and
•costs of disposal were assumed to be immaterial at December 31, 2025.
Impact of possible changes in key assumptions
The Group has considered reasonable possible changes in the key assumptions as outlined below and has not identified any instances that could cause the carrying amounts of the intangible assets at December 31, 2025 to exceed their recoverable amounts.
Outlined below are impacts of possible changes in key assumptions for material CGUs that were recently acquired. The group would have to recognize an impairment against the carrying value of the intangible assets of each respective CGU.

Asset	An increase of 2.5% in post- tax discount rate	A 10% decrease in probability of success	A one year delay in commercialization	A 50% reduction in terminal growth rate	A 10% reduction in future cash inflows
	US$'000	US$'000	US$'000	US$'000	US$'000
Telix Targeting Technology	(21,500)	(37,400)	(10,000)	Not applicable	Not applicable
RLS	(70,300)	Not applicable	Not applicable	(46,000)	(45,200)
The key sensitivities in the valuation remain the continued successful development and commercialization of core assets.
If the Group is unable to successfully develop each asset, this may result in an impairment of the carrying amount of our intangible assets.
There were no other internal or external factors identified that could result in an impairment of definite life intangible assets at December 31, 2025.